Earnings per Share - Computation of Basic and Diluted Earnings per Share (Detail) (USD $)	3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2014
Numerator for loss per share - basic and diluted
Net loss	$ (2,373,873)	$ (5,182,461)	$ (3,237,974)
Less: Net loss attributable to noncontrolling interests in properties	(87,296)		(8,326)
Less: Net loss attributable to Predecessor			(1,973,197)
Less: Net loss attributable to Operating Partnership unitholders' noncontrolling interests	693,971	1,508,097	1,508,097
Numerator for loss per share - basic and diluted	$ (1,767,198)	$ (3,711,400)	$ (3,711,400)
Denominator for loss per share - basic and diluted	8,192,915		8,133,940
Basic and diluted loss per share	$ (0.22)		$ (0.46)